Document and Entity Information	Mar. 25, 2022
Document Type	8-K
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	Core Scientific, Inc./tx
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	210 Barton Springs Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	425
Local Phone Number	998-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001839341
Amendment Flag	false
Former Address [Member]
Entity Address, Address Line One	106 East 6th Street
Entity Address, Address Line Two	Suite 900-145
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Common stock, par value $0.0001 per share [Member]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CORZ
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants, exercisable for shares of common stock
Trading Symbol	CORZW
Security Exchange Name	NASDAQ